FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table provides the assets carried at fair value measured on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$179,297,837	$—	$—	$179,297,837
Common collective trust (1)	—	—	—	3,582,040
Employer securities	1,902,650	—	—	1,902,650
Cash equivalents	4,413,121	—	—	4,413,121
Total assets at fair value	$185,613,608	$—	$—	$189,195,648
The following table provides the assets carried at fair value measured on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$161,335,162	$—	$—	$161,335,162
Common collective trust (1)	—	—	—	4,211,546
Employer securities	2,486,444	—	—	2,486,444
Cash equivalents	4,685,217	—	—	4,685,217
Total assets at fair value	$168,506,823	$—	$—	$172,718,369

NOTE (1): In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust	$3,582,040	N/A	Daily	12 months

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust	$4,211,546	N/A	Daily	12 months